Cover	Mar. 23, 2023
Cover [Abstract]
Entity Registrant Name	One World Ventures, Inc.
Entity Central Index Key	0001763657
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 23, 2023
Entity File Number	000-56498
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	85-1516178
Entity Address Address Line 1	3370 Pinks Place
Entity Address Address Line 2	Suite F
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89102
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	331-9700